Significant Transactions - Schedule of Disposal on the Financial Position (Details)	Dec. 31, 2025 CNY (¥)
Schedule of Disposal on the Financial Position [Abstract]
Cash	¥ 1,271,738
Inventories	852,604
Prepaid expenses and other current assets	2,732,684
Total current assets	4,857,026
Property and equipment, net	25,884,026
Intangible assets, net	36,482,168
Operating lease right-of-use assets	63,641,599
Other non-current assets	4,561,539
Total non-current assets	130,569,332
Total assets	135,426,358
Accounts payable	5,074,452
Amount due to related party	1,002,196
Operating lease liabilities - current	11,043,233
Other current liabilities	46,438,123
Total current liabilities	63,558,004
Operating lease liabilities - non-current	54,029,794
Other non-current liabilities	259,578
Total non-current liabilities	54,289,372
Total liabilities	¥ 117,847,376